Stock Based Compensation - Schedule of Vesting Options Based on Sustained Market Capitalization (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Sustained Market Capitalization One [Member]
Schedule of Vesting Options Based on Sustained Market Capitalization (Parenthetical) [Line Items]
Amount of sustained market capitalization	$ 29,268,520
Sustained Market Capitalization Two [Member]
Schedule of Vesting Options Based on Sustained Market Capitalization (Parenthetical) [Line Items]
Amount of sustained market capitalization	58,537,040
Sustained Market Capitalization Three [Member]
Schedule of Vesting Options Based on Sustained Market Capitalization (Parenthetical) [Line Items]
Amount of sustained market capitalization	117,074,080
Sustained Market Capitalization Four [Member]
Schedule of Vesting Options Based on Sustained Market Capitalization (Parenthetical) [Line Items]
Amount of sustained market capitalization	175,611,120
Sustained Market Capitalization Five [Member]
Schedule of Vesting Options Based on Sustained Market Capitalization (Parenthetical) [Line Items]
Amount of sustained market capitalization	$ 234,148,160